Note 10 - Capital Risk Management (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Dividends paid, ordinary shares	$ 0
Total non-current liabilities	0
Working capital	$ 71,858